Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Fiscal Year:
	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	$235,038	$275,001
Service cost (excluding expenses)	5,505	7,429
Interest cost	11,388	9,254
Actuarial gain	(4,674)	(47,403)
Benefit payments	(10,750)	(9,243)
Benefit obligation at end of year	$236,507	$235,038

Change in plan assets
Fair value of plan assets at beginning of year	$294,342	$327,867
Actual return on plan assets	6,428	(23,169)
Benefit payments and expenses	(11,821)	(10,356)
Fair value of plan assets at end of year	$288,949	$294,342

Funded status	$52,442	$59,304

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss
Prior service cost	$(9)	$(75)	$(167)
Net loss	(34,883)	(28,310)	(36,136)
Accumulated other comprehensive pre-tax loss	$(34,892)	$(28,385)	$(36,303)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Service cost including administrative expenses	$6,405	$8,240	$9,508
Interest cost	11,388	9,254	7,721
Expected return on plan assets	(17,725)	(16,104)	(17,114)
Amortization of net loss	220	-	-
Amortization of prior service cost	66	91	91
Net periodic benefit cost	$354	$1,481	$206

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income
Net actuarial loss (gain)	$6,792	$(7,827)	$9,871
Amortization of:
Prior service (cost) credit	(65)	(91)	(91)
Actuarial (loss) gain	(220)	-	-
Total recognized in other comprehensive income	$6,507	$(7,918)	$9,780

Defined Benefit Plan, Assumptions [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	5.31%	5.04%	3.81%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	5.04%	3.81%	3.43%
Discount rate - interest cost	4.90%	3.52%	2.68%
Discount rate - service cost	5.16%	3.93%	3.75%
Expected return on plan assets	6.15%	5.00%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2025	March 31, 2024	March 31, 2023
Equity securities	16%	15%	13%
Debt securities	80%	80%	75%
Real estate	2%	2%	8%
Cash	1%	1%	1%
Other	1%	2%	3%
Total	100%	100%	100%

Defined Benefit Plan, Plan Assets, Category [Table Text Block]
	As of March 31, 2024
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$26,371	$-	$26,371	$-	$26,371
Held in common/collective trusts:
Equity securities	-	-	-	17,730	17,730
Real estate	-	-	-	4,509	4,509
Debt securities	-	-	-	231,904	231,904
Cash/short-term investments (2)	-	-	-	3,388	3,388
Other investments	-	-	-	5,047	5,047
Fair value of plan assets	$26,371	$-	$26,371	$262,578	$288,949
	As of March 31, 2023
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$25,045	$-	$25,045	$-	$25,045
Held in common/collective trusts:
Equity securities	-	-	-	12,639	12,639
Real estate	-	-	-	24,766	24,766
Debt securities	-	-	-	219,767	219,767
Cash/short-term investments (2)	-	-	-	2,799	2,799
Other investments	-	-	-	9,326	9,326
Fair value of plan assets	$25,045	$-	$25,045	$269,297	$294,342

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	$-

Schedule of Expected Benefit Payments [Table Text Block]
2025			$11,422
2026			12,231
2027			13,041
2028			13,807
2029			14,465
2030	-	2034	79,850